Long-Term Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Schedule Of Investments [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount	¥ 141,901		¥ 141,926		$ 20,574
Cost-method Investments, Other than Temporary Impairment	6,726	$ 975	25,370	¥ 38,739
Accumulated imapirment of equity investments	18,600		63,902		2,697
Write off of impaired long-term equity investments	¥ 53,200		¥ 0		$ 7,713